Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments to be Received
As at December 31, 2022, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2023	21,242	23,934
2024	21,242	23,934
2025	21,242	23,934
2026	21,242	23,934
2027	21,242	23,934
Thereafter	26,643	30,054
Total	132,853	149,724
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2022, the Company had received $377.5 million of aggregate Head Lease receipts and had paid $334.7 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2022, $3.7 million (December 31, 2021 – $3.7 million) and $14.4 million (December 31, 2021 – $18.1 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Schedule of Operating Leases
As at December 31, 2022, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2023	21,242	23,934
2024	21,242	23,934
2025	21,242	23,934
2026	21,242	23,934
2027	21,242	23,934
Thereafter	26,643	30,054
Total	132,853	149,724
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2022, the Company had received $377.5 million of aggregate Head Lease receipts and had paid $334.7 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2022, $3.7 million (December 31, 2021 – $3.7 million) and $14.4 million (December 31, 2021 – $18.1 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.